FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Credit risk (Details) - Credit risk and management assessment [member] ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) times	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amounts of other receivables included in other current assets | ¥	¥ 4,941
Times of reviewing limits and scoring attributed to counterparties per year | times	2
The Group's largest third-party customer [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of trade receivables, benchmark to measure concentration of credit risk	0.06%	0.16%
The five largest third-party customers [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of trade receivables, benchmark to measure concentration of credit risk	0.07%	7.63%